SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEGMENT REPORTING
Revenue	$ 64,525	$ 71,187	$ 58,972
Cost of revenue	(42,141)	(45,146)	(38,459)
Gross profit	22,384	26,041	20,513
Unallocated operating expenses	(33,258)	(31,747)	(49,134)
Unallocated non-operating income, net	1,445	1,856	4,360
Loss before income taxes and equity in loss of an equity investee	(9,429)	(3,850)	(24,261)
Video processor business segment | External customers
SEGMENT REPORTING
Revenue	20,735	53,435	47,857
Video surveillance solution business
SEGMENT REPORTING
Revenue	43,791	17,760	12,083
Video surveillance solution business | External customers
SEGMENT REPORTING
Revenue	21,654	16,896	6,850
Operating segment | Video processor business segment
SEGMENT REPORTING
Revenue	22,078	53,435	47,857
Cost of revenue	(14,242)	(30,603)	(30,714)
Gross profit	7,836	22,832	17,143
Operating segment | Video surveillance solution business
SEGMENT REPORTING
Revenue	43,791	17,760	12,083
Cost of revenue	(29,243)	(14,551)	(8,713)
Gross profit	14,548	3,209	3,370
Intersegment elimination
SEGMENT REPORTING
Revenue	(1,344)	(8)	(968)
Cost of revenue	$ 1,344	$ 8	$ 968